Discontinued Operations (Results of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues				$ 5,321	$ 19,852
Cost of watch points and engagement points				(3,416)	(9,574)
Selling, general and administrative expenses				(12,553)	(43,203)
Operating loss				(10,648)	(32,925)
Other expense:
Other income, net				4,169	0
Net loss before provision for income taxes				(6,479)	(32,925)
Income tax expense				(43)	(87)
Net loss from discontinued operations, net of tax	$ (36)	$ (5,780)		$ (6,522)	$ (33,012)
Viggle | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0		$ 4,130
Cost of watch points and engagement points	0		(2,022)
Selling, general and administrative expenses	(36)		(7,866)
Operating loss	(36)		(5,758)
Other expense:
Income tax expense	0		(22)
Net loss from discontinued operations, net of tax	$ (36)		$ (5,780)